Taxes	12 Months Ended
Dec. 31, 2021
Taxes
Taxes

10.         Taxes

10.1       Current and non-current tax assets and liabilities

	2021	2020
Current tax assets
Income tax (1)	1,739,542	1,823,027
Credit tax balance (2)	3,108,175	1,311,693
Other taxes (3)	1,426,085	841,575
	6,273,802	3,976,295
Non-current tax assets
Deferred tax assets (4)	9,024,858	7,673,912
Income tax credits (5)	5,274	397,821
	9,030,132	8,071,733

Current tax liabilities
Income tax payable (6)	1,298,524	811,197
Industry and commerce tax	247,966	161,813
National tax and surcharge on gasoline	192,665	137,710
Carbon tax	66,006	64,091
Value added tax (7)	157,452	5,607
Other taxes (8)	189,491	63,465
	2,152,104	1,243,883

Non-current tax liabilities
Deferred tax liabilities (9)	10,850,463	1,639,206
Income tax payable - work for taxes (10)	65,130	226,848
Other taxes (11)	1,208,927	—
	12,124,520	1,866,054
(1)	Given the payment for self-withholdings during the year, tax discounts like; taxes paid abroad, 50% of the industry and commerce paid, and VAT for the acquisition of real productive fixed assets, a favorable balance is generated for the term.
(2)	Corresponds mainly to the Ecopetrol´s tax credit value added tax (VAT).
(3)	Includes the VAT credit derived from the acquisition of real productive fixed assets, following Article 258-1 of the Colombian Tax Code and municipal advance payments and self-withholdings.
(4)	Corresponds mainly to the loans payable in dollar of Ecopetrol, that increased from 2020 due to the currency devaluation in 2021; also includes the new tax losses of the Refinería de Cartagena S.A.S. (“Reficar”) and Ecopetrol USA, among others.
(5)	Corresponds to the effective VAT credit paid on the acquisition of real productive fixed assets, which, given the limitations established by law, Ecopetrol could not use in income tax return of the fiscal year 2020 but in 2021.
(6)	The increase between the prior year, corresponds to the income increase obtained in 2021, due to higher prices and reactivation of the economy.
(7)	Corresponds mainly to the ISA´s value added tax (VAT). ISA has been part of the Ecopetrol Business Group since August 2021.
(8)	The variation corresponds mainly to the increase in royalties’ payments, transport tax, among others, due to the improved results in the fiscal year 2021.
(9)	The variation corresponds mainly to purchase price allocation adjustments related to the acquisition of ISA ($2,795,136) in addition to the consolidation of ISA’s own deferred taxes ($5,082,161).
(10)	Corresponds to projects that will be ending in 2022 and are reclassified .to the short term.
(11)	Corresponds mainly to the contributions payable by the ISA group of PIS, CONFIS of CTEEP and subsidiaries located in Brazil

10.2       Income tax

In accordance with Law 2010/2019 (Tax Reform) the tax provisions applicable to individual companies in Colombia for the taxable year 2021 and 2020 are the following:

-	The income tax rate applicable to national companies and foreign entities will be 32% for the year 2020 and 31% for the fiscal year 2021. Law 2155 of 2021 increased the income tax rate from 30% to 35% from the year 2022.
-	For the year 2020, the presumptive income rate was 0.5% of the taxpayer's net equity from the immediately previous year. From 2021 the applicable tax rate was 0%.
-	The income tax for tax free trade zone users will be 20%. If the company located in the free zone has a Legal Stability Agreement (hereinafter LSA), the income tax rate will continue to be 15% during the term of said contract. This is the case of Refinería de Cartagena S.A.S. (“Reficar”) and Esenttia Masterbatch Ltda. ("Esenttia MB").
-	For fiscal years 2020 and 2021, Ecopetrol Business Group had subsidiaries that were subject to a 32% and 31%, respectively, income tax rate, subsidiaries located in free trade zones that were subject to a 15% income tax rate depending upon whether they complied with the LSA rules and other subsidiaries in Brazil, Chile, Perú, USA, that were subject to 34%, 27%, 29.5%, 21%, respectively, and other companies that were subject to statutory income tax rates applicable in countries where they are incorporated.
-	The tax depreciation percentages are adjusted based on the table established in Article 137 of the Colombian Tax Code. On the other hand, oil investments amortization will be calculated based on the technical production units as it is recorded for accounting purposes.
-	The cost of acquisition of exploration rights, geology and geophysics (G&G), exploratory drilling, among others, is capitalized for tax purposes until the technical and commercial feasibilities of extracting the resource are achieved.
-	Tax losses generated as of January 1, 2017, may be offset against ordinary net income obtained in the following 12 taxable years.

Statute of limitations of tax returns

For the Colombian Companies, the income tax returns of the taxable years 2011, 2012, 2014, 2015, 2016, 2017, 2018, 2019 and 2020 and income tax for equality - CREE - of the taxable years 2014, 2015, and 2016 can still be reviewed by the tax authorities. The management of Ecopetrol Business Group companies considers that the amounts recorded as liabilities for taxes payable are sufficient and are supported by the law to meet any claim that may be established with respect to such years

In Colombia. as of January 1, 2017, the statute of limitations for the income tax return corresponds to three-year (3) counted from the due date to file the return or the filing date, when these have been lately filed. Returns filed by taxpayers that have made transactions, subject to the transfer pricing regulations, have a five-year (5) statute of limitations, for the tax returns that are filed as of January 1, 2020. For the other countries where there are subsidiaries of the Ecopetrol Business Group, the statute of limitations time will depend on the local regulations in each country.

In Colombia, for tax returns with favorable balances, the statute of limitations will be 3 years as of the filing date of the request for refunds or offsetting. For tax returns in which tax losses are carried forward, the statute of limitations will be 6 years (5 years from 2020) counted as of their filing date. For the other countries where there are subsidiaries of the Ecopetrol Business Group, the statute of limitations time will depend on the local regulations in each country

Income tax expense

	2021	2020	2019
Current income tax (1)	6,975,549	2,861,606	7,117,040
Deferred income tax (2)	1,939,567	(791,824)	(2,365,108)
Deferred income tax – rate change (3)	(28,993)	—	—
Adjustments to prior years’ current and deferred tax(4)	(90,860)	(31,121)	(33,519)
Income tax expenses	8,795,263	2,038,661	4,718,413
(1)	The variation mainly corresponds to the increase profits due to higher prices and the reactivation of the economy in fiscal year 2021. In 2020 Ecopetrol, calculated income tax under the presumptive income tax method
(2)	The variation mainly corresponds to the deferred tax asset on fiscal year 2020 tax losses and presumptive income tax of Ecopetrol ($1,266,293), the effect of the exchange rate on loans denominated in foreign currencies, the recognition of the deferred tax asset on excess presumptive income tax of Refinería de Cartagena S.A.S. ($180,562) and the effect of ISA acquisition ($352,906).
(3)	Corresponds to the effect of the Law 2155 of 2021, which increased the income tax rate from 30% to 35% for 2022 and following years.
(4)	Corresponds to the difference between the provision and the tax return for fiscal year 2020 filed in 2021, and the effect of the deferred tax not calculated over the tax refund certificates (CERT acronymous in Spanish) in Ecopetrol, among others.

Reconciliation of the income tax expenses

The reconciliation between the income tax expense and the current tax applicable to the Ecopetrol Business Group in Colombia is as follows:

	2021	2020	2019
Net income before income tax	26,425,817	4,776,514	19,723,568
Statutory rate	31.0%	32.0%	33.0%
Income tax at statutory rate	8,192,003	1,528,484	6,508,777
Effective tax rate reconciliation items:
Non–deductible expenses	1,581,472	277,007	295,550
Reversal of deferred tax recognized in prior years	—	245,508	—
Rate differential adjustment	(304,176)	14,974	132,888
Impairment of non–current assets	—	—	57,646
Variation in equity accounting method in Invercolsa	—	—	(2,943)
Non–taxable income	(517,483)	(35,471)	(524,658)
Prior years’ taxes	(90,860)	(31,121)	(33,519)
Foreign currency translation and exchange difference	(149,035)	59,852	(54,319)
Tax discounts and tax credit	(173,154)	(20,572)	(110,857)
Ecopetrol U.S.A. adjustment income tax	—	—	(1,550,152)
Others	285,489	—	—
Effect of tax reform	(28,993)	—	—
Income tax calculated	8,795,263	2,038,661	4,718,413
Effective tax rate	33.3%	42.7%	23.9%
Current	6,940,660	2,583,832	7,127,492
Deferred	1,854,603	(545,171)	(2,409,079)
	8,795,263	2,038,661	4,718,413

The effective tax rate as of December 31, 2021, is 33.3% (2020 - 42.7%). The decrease from the previous year is mainly due to: a) the  profit increase by the higher prices and reactivation of the economy in the fiscal year 2021, b) increase of the non–deductible expenses by the adjustment for exchange differences in the Colombian companies of Ecopetrol Business Group that are US dollar functional currency ($1,192,108) , c) the acquisition of  ISA, d) the effect of the companies of the Group with profit that have a nominal rate different from the parent company (Ecopetrol Capital AG - $52,026, Esenttia MB - $51,279, and Ecopetrol Permian  - $112,030) e) the effect of the deferred tax not calculated over the Tax refund certificates (CERT acronymous in Spanish) in Ecopetrol, and f) the increase of the income tax rate from 30% to 35%.

Deferred income tax

	2021	2020
Deferred tax assets	9,024,858	7,673,912
Deferred tax liabilities	(10,850,463)	(1,639,206)
Net deferred income tax	(1,825,605)	6,034,706

The detail of deferred tax assets and liabilities is as follows:

	2021	2020
Deferred tax assets (liabilities)
Loss carry forwards (1)	4,399,754	4,478,606
Provisions (2)	4,029,550	3,187,850
Employee benefits (3)	1,378,161	1,874,242
Accounts payable	13,774	(10,626)
Loans and borrowings (4)	2,735,340	846,019
Accounts receivable – customers and concessions (5)	(4,029,534)	183,843
Presumptive income tax excesses (6)	180,563	61,722
Other (7)	(1,327,524)	47,269
Goodwill (8)	(780,193)	(366,346)
Property plant and equipment and Natural and environmental resources (9)	(8,425,496)	(4,267,873)
	(1,825,605)	6,034,706
(1)	In 2021, a deferred tax asset for tax losses carryforwards was recognized in the following companies:
-	Ecopetrol USA Inc.: losses that expires imasn 20 years (COP$1,591,781) and losses that do not expire (COP$765,914)
-	Refinería de Cartagena: losses that do not expire (COP$2,027,433) and
-	Invercolsa: losses that expires in 12 years (COP$14,626).
(2)	Corresponds to non-deductible accounting provisions, mainly the asset retirement obligation (ARO) provision and asset restoration obligation in Ecopetrol USA.
(3)	Corresponds to update of the actuarial calculations for health, pensions and bonds, education, and other long-term benefits to employees.
(4)	Corresponds mainly to the effect in the foreign change (16%) in the fiscal year 2021.
(5)	It includes mainly the deferred tax related to foreign concessions to be received from foreign grantors of ISA (COP$4,118,455).
(6)	Corresponds mainly to the effect by recognized deferred tax assets in Refinería de Cartagena (COP$180,563)
(7)	Mainly related to the effect of business combination Ecopetrol – ISA in intangibles (COP$-997,516) and exploration costs, others, and partnership interest in Ecopetrol USA (COP$28,029, COP$109,156 and COP$-469,499).
(8)	According to Colombian tax law until the fiscal year 2016, goodwill was subject to amortization for fiscal proposes, while under IFRS it is only allowed to be subject to impairment tests, a difference that results in a deferred tax liability.
(9)	Relates to deferred taxes on differences between book and tax depreciation and amortization rates, natural and environmental resources, intangibles, and property, plant and equipment have a useful life and a methodology for calculating depreciation and amortization different from those determined under the international accounting standards. This item includes the amount of the capital gains of 10% tax rate applicable to the lands and 35% tax rate for the other fixed assets. It mainly includes the deferred tax related to the business combination ISA (COP$-1,756,893), natural and environmental resources in Ecopetrol (COP$-2,991,429) and Property plant and equipment in Ocensa (COP$-1,141,923), ISA (COP$-500,314), and Refinería de Cartagena (COP$-935,983).

Ecopetrol Business Group offsets tax assets and liabilities only if it has a legally enforceable right to offset current tax assets and liabilities and to the extent that they relate to income taxes required by the same tax jurisdictions and tax authorities.

Deferred tax details are as follows:

	Loss					Excess
	carry		Employee	Accounts	Loans and	presumptive
	forwards	Provisions	benefits	payable	borrowings	income
As of December 31, 2018	1,002,062	1,994,762	1,161,860	365,646	827,452	(37,638)
Profit or loss	1,548,754	409,270	(57,343)	345,857	92,751	335,911
OCI	—	—	771,355	—	—	—
As of December 31, 2019	2,550,816	2,404,032	1,875,872	711,503	920,203	298,273
Profit or loss	1,927,790	783,818	39,608	(722,129)	(74,184)	(236,551)
OCI	—	—	(41,238)	—	—	—
As of December 31, 2020	4,478,606	3,187,850	1,874,242	(10,626)	846,019	61,722
Profit or loss	(78,852)	841,700	183,429	24,400	2,539,369	118,841
Increase due to business combinations (ISA acquisition – Note 12)	—	—	—	—	(650,048)	—
OCI	—	—	(679,510)	—	—	—
As of December 31, 2021	4,399,754	4,029,550	1,378,161	13,774	2,735,340	180,563

	PPE and
	Natural		Accounts
	resources	Goodwill	receivable	Others	Total
As of December 31, 2018	(2,304,140)	(404,394)	79,591	(143,717)	2,541,484
Profit or loss	(736,296)	40,426	59,819	369,930	2,409,079
OCI	—	—	—	(114,520)	656,835
Increase in shareholding in Invercolsa	—	—	—	(98,005)	(98,005)
Foreign currency translation	—	—	—	(28,877)	(28,877)
As of December 31, 2019	(3,040,436)	(363,968)	139,410	(15,189)	5,480,516
Profit or loss	(844,091)	(2,378)	44,433	12,201	928,517
OCI	—	—	—	130,764	89,526
Increase due to business combinations (Guajira association)	(383,346)	—	—	—	(383,346)
Foreign currency translation	—	—	—	(80,507)	(80,507)
As of December 31. 2020	(4,267,873)	(366,346)	183,843	47,269	6,034,706
Profit or loss	(366,273)	(39,627)	(94,922)	(4,982,668)	(1,854,603)
Increase due to business combinations (ISA acquisition- Note 12)	(3,791,350)	(374,220)	(4,118,455)	1,056,776	(7,877,297)
Deferred tax recognized on ISA dividends (Note 12)	—	—	—	(35,033)	(35,033)
OCI	—	—	—	2,214,661	1,535,151
Foreign currency translation	—	—	—	371,471	371,471
As of December 31, 2021	(8,425,496)	(780,193)	(4,029,534)	(1,327,524)	(1,825,605)

Deferred tax assets recognized

Deferred tax assets recognized in the consolidated financial statements as of December 31, 2021, and 2020 amounted to (COP$1,825,605) and COP$6,034,706, respectively, and are comprised of the items included in detail of deferred tax assets and liabilities.

The Ecopetrol Business Group recognizes deferred tax assets to the extent that it is probable that they will be realized against available sources of income, including forecast of future taxable income. In accordance with the tax rules regulation applicable until December 31, 2016, excess of presumptive income and excess minimum base excesses before 2017 incurred in the income tax and income tax for equity equality - (CREE, as its acronym in Spanish) respectively, may be offset with the ordinary taxable income in the following five (5) years, using for this purpose, the formula established in numeral 6th, of Article 290 of Law 1819/2016.

The tax loss carryforwards of Ecopetrol USA generated between 2008 and 2017, expire in 20 years from the year in which they were incurred. The tax loss carryforwards generated starting January 1, 2018, have no expiration date and its use is limited to 80% of taxable income.

The movements of deferred income tax for the years as of December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
Opening balance	6,034,706	5,480,516	2,541,484
Deferred tax recognized in profit or loss	(1,854,603)	928,517	2,409,079
Increase due to business combination	(7,877,297)	(383,346)	(98,005)
Deferred tax recognized in other comprehensive income (a)	1,535,151	89,526	656,835
ISA Differed tax Dividends	(35,033)	—	—
Foreign currency translation	371,471	(80,507)	(28,877)
Closing balance	(1,825,605)	6,034,706	5,480,516

(a)The following is the detail of the income tax recorded in other comprehensive income:

December 31. 2021	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	(2,456,667)	679,510	(1,777,157)
Cash flow hedging for future crude oil exports (Note 30.3)	1,259,269	(450,492)	808,777
Hedge of a net investment in a foreign operation (Note 30.4)	4,579,758	(1,708,348)	2,871,410
Hedge with derivative instruments	191,487	(55,821)	135,666
	3,573,847	(1,535,151)	2,038,696

December 31. 2020	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	(137,459)	41,238	(96,221)
Cash flow hedging for future crude oil exports (Note 30.3)	(1,186)	1,908	722
Hedge of a net investment in a foreign operation (Note 30.4)	520,490	(156,147)	364,343
Hedge with derivative instruments	(78,547)	23,475	(55,072)
	303,298	(89,526)	213,772

December 31. 2019	Pre-tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	2,571,184	(771,355)	1,799,829
Cash flow hedging for future crude oil exports (Note 30.3)	(356,339)	118,008	(238,331)
Hedge of a net investment in a foreign operation (Note 30.4)	87,524	(26,257)	61,267
Hedge with derivatives instruments	(69,220)	22,769	(46,451)
	2,233,149	(656,835)	1,576,314

Deferred tax assets not recognized

Deferred tax assets related to the tax loss carryforwards incurred by the subsidiaries Andean Chemicals Ltd (COP$1,852) and subsidiaries of ISA Group: Ruta del Bosque – Chile - (COP$35,511), Ruta del Maule - Chile - (COP$27,404), Ruta Costera – Colombia - (COP$932), ISA Intervial Colombia (COP$541), ISA Capital Do Brasil (COP$15,983), Internexa Brasil Operadora de Telecomunicações (COP$69,358), Internexa Participações – Brasil - (COP$2,122) e ISA Bolivia (COP$1,831), excess of presumptive income of Hocol Petroleum Company, and Andean Chemicals Ltd in the amount of COP$12,077 and COP$4.332, respectively, were not recognized, as the Management determined that it is not probable that these deferred tax assets will be recoverable in the foreseeable future.

If the Ecopetrol Business Group had recognized this deferred tax asset, the profit for the year ending December 31, 2021 would have increased by COP$171,943.

Deferred tax liabilities not recognized

As of December 31, 2021, in connection with paragraph 39 of IAS 12, deferred tax liability was not recognized on the difference between the accounting and tax basis associated with investments in Ecopetrol subsidiaries, associates and joint ventures (Base: COP$ -3,902,439 - Tax: COP$ -390,244) and ISA subsidiaries (Base: COP$-5,039,019 - Tax: COP$ - 503,902).

Uncertain tax positions - IFRIC 23

Ecopetrol Business Group’s strategy is to avoid making aggressive tax decisions that may cause questioning of its tax returns, by tax authorities.

Regarding uncertain tax positions where it has been determined that there may be a possible controversy with the tax authority that could result in an income tax increase, a success threshold has been established by IFRIC 23, which has been calculated based on current regulations and tax opinion provided by our tax advisors.

In accordance with the aforementioned interpretation, the Ecopetrol Business Group considers that uncertain tax positions include in its determination of income tax will not affect the results if it is probable that the position will be accepted by the tax authorities. Notwithstanding, the Ecopetrol Business Group will continue to monitor new tax regulations and ruling issued by the tax authority and other entities.

10.2.1.    Dividend taxes

Dividends related to profits generated from the year ended December 31, 2017 will be subject to withholding at a rate of 7.5% for 2020 and 2021, for resident companies and 10% for non-resident shareholders (companies and individuals). Further, if the earnings against which the dividends are distributed were not subject to corporate tax, these dividends are taxable by the income tax applicable during the distribution period (for 2021 the rate is 31%). In this scenario, the 7.5% or 10% tax on dividends will be applicable to the distributed amount, once it is reduced by the 31% in 2021 (32% in 2020) income tax rate.

The non-taxed dividends that the Company will receive will not be subject to withholding tax due to the express provision of the regulation that establishes the dividends that are distributed within Ecopetrol Business Groups duly registered with the Chamber of Commerce and decentralized entities; they will not be subject to withholding tax for this concept.

10.2.2.    Transfer prices

According to the Colombian tax law, income taxpayers who enter transactions with related parties or related parties located in foreign jurisdictions and in free trade zones or with residents located in jurisdictions considered tax havens, are obliged to determine their ordinary and extraordinary income for purposes of the income tax, its costs and deductions, considering for these operations the arm’s length principle.

Ecopetrol filed in 2021 its transfer pricing informative return for the 2020 taxable year, and its corresponding supporting documentation, as well as the country-by-country report and the master file for the same year, following the current tax law.

For fiscal year 2021, related-party transactions in foreign jurisdictions, as well as the business conditions under which said operations were carried out and the general structure did not vary significantly with respect to the previous year. For this reason, these transactions were carried out in accordance with the arm’s length principle. It is estimated that there will be no need for adjustments derived from the analysis of transfer prices for 2021, which imply changes in the income provision of the taxable year 2021.

10.2.3.    Value Added Tax (VAT)

Law 2010/2019 established that VAT paid on the import, creation, construction or acquisition of real productive fixed assets, may be treated as a tax credit for income tax purposes. This VAT cannot be assumed simultaneously as a cost or expense in the income tax and is not allowed to be discounted from the VAT return.

10.2.4.       Law 2010 of 2019

The Government issued the Law 2010/2019, which makes numerous changes to the Colombian tax rules. The Tax Reform reduces the corporate income tax (CIT) rate from 33% in 2019 to 32% for 2020 and 31% for 2021.

The presumptive income tax rate (i.e., an alternative tax based on a percentage of the net equity of the last year) is reduced from 1.5% to 0.5% in 2020 and 0% for 2021 and onwards.

The thin capitalization rule ratio is modified from 3:1 (which includes all debt that generates interest with local and foreign entities, related or unrelated) to a 2:1 ratio that only considers debt transactions involving related local and foreign parties (including back-to-back transactions involving foreign third parties).

Tax on dividends

As of January 1, 2020, the Tax Reform establishes a 7.5% dividend tax on distributions between Colombian companies. The tax will be charged only on the first distribution of dividends between Colombian entities and may be credited against the dividend tax due once the ultimate Colombian company makes a distribution to its shareholders (nonresident shareholders (entities or individuals) or to Colombian individual residents). The dividend tax on local distributions does not apply if the Colombian companies are part of a registered economic Ecopetrol Business Group, or the distribution is to a Colombian entity qualifying for the new Colombian holding company (CHC) regime.

Normalization tax

The Tax Reform establishes a tax amnesty to “normalize” (i) unreported assets; or (ii) nonexistent liabilities that were included on a tax return. The amnesty will apply only for 2020 (September 25, 2020 is the due date for filing the normalization tax). The applicable tax rate is 15% of the value of the unreported assets or nonexistent liabilities.

Value Added Tax

Law 2010 of 2019 established that VAT paid on the import, construction or acquisition of real productive fixed assets may be deducted from taxable income. This VAT cannot be reported simultaneously as a cost and expense in the income tax return, nor will it be discounted from the sales tax.

Concerning VAT, changes have been made to the list of goods and services excluded from VAT as set forth in Articles 424, 426 and 476 of the Tax Code, adding Article 437 to the Tax Code, with regard to guidelines on compliance with formal duties concerning VAT by service providers abroad, and it has been noted that VAT withholding may be up to 50% of the tax amount, subject to regulation by the National Government. The VAT rate remains at 19%.

Tax procedures

With regards to procedure, the following changes have been made: (i) withholding tax returns which, being considered ineffective, will be enforceable, (ii) electronic notification of administrative acts; (iii) payment of the entire amount covered by a statement for objections to avoid late interest at the current rate plus two points; and (iv) elimination of the extension of the status of limitations to three (3) additional years due to tax losses offset and (v) a five-year status of limitations for those taxpayers who must comply with the transfer pricing regime.

Additionally, an audit benefit was included for fiscal years 2020 to 2021. Under this benefit, the income tax returns that reflect an increase in the net income tax of at least 30%, or 20% over the net income tax of the immediately preceding year, shall be considered firm for six (6) or twelve (12) months, respectively after the date of presentation if not notified of a deadline for correction or special requirement, or a special deadline or provisional settlement, provided that the return is filed timely and the payment is made within the established deadlines.

The above benefit does not apply to: (i) taxpayers who have access to  tax benefits due to their location in a specified geographic region; (ii) if it is demonstrated that the withholding taxes reported are non-existent; (iii) if the net income tax is less than 71 UVT (COP$2,6 for fiscal year 2021). The reduced status of limitation stated is not applicable for withholding tax returns and VAT returns, which shall follow the general tax rules.

10.2.5.      Tax reform – Tax Law 2155/2021

The Tax Reform increase the corporate income tax (CIT) to 35% for 2022 and onwards and maintained credit for 50% of the industry and commerce paid. And introduced other changes in value-added tax and tax procedure obligations. Prior to the issuance of the tax law mentioned, the income tax rate for the year 2022 was 30% and the Industry and Commerce Tax discount was 100%.

Audit benefit: For the fiscal years 2022 and 2023, this Law reduce the time in which the tax authorities can audit an income tax return, from 5 years to between 6 to 12 months, depending on whether the net income tax increased to 35 % or 25% with respect to that income tax return in the last fiscal year.

Works for Taxes: The assumptions under which the “works for taxes” can be accessed are expanded, including those territories that, not being ZOMAC, are in some of these situations: (i) They have high rates of poverty, (ii) totally or partially lack infrastructure for the provision of residential public services, (iii) are in non-interconnected areas and (iv) are in Orange Development Areas (ADN acronyms in Spanish).

10.2.6.      Others

According to the opinions of economic analysts, it is expected that in the second half of fiscal year 2022, the National Government will present a tax reform that may have effects on the calculation of income tax of the companies. For income tax, this tax reform would have effects from January 1, 2023.